Equity Accounted Investments	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Equity Accounted Investments
23.	Equity-accounted Investments

In December 2015, Teekay LNG entered into an agreement with National Oil & Gas Holding Authority (or Nogaholding), Samsung C&T (or Samsung) and Gulf Investment Corporation (or GIC) to form a joint venture, Bahrain LNG W.L.L. (or the Bahrain LNG Joint Venture), for the development of an LNG receiving and regasification terminal in Bahrain and the supply of a FSU vessel. The Bahrain LNG Joint Venture is a joint venture between Nogaholding (30%), Teekay LNG (30%), Samsung (20%) and GIC (20%), and will comprise of an offshore LNG receiving jetty and breakwater, an adjacent regasification platform, subsea gas pipelines from the platform to shore, an onshore gas receiving facility, and an onshore nitrogen production facility with a total LNG terminal capacity of 800 million standard cubic feet per day and will be owned and operated under a twenty-year agreement commencing in mid-2018 with a fully-built up cost of approximately $872 million. Teekay LNG will supply the FSU vessel, which will be modified specifically from one of the nine MEGI LNG newbuildings through a twenty year time-charter contract (see Note 3a).

In October 2014, Teekay Offshore sold a 1995-built shuttle tanker, the Navion Norvegia, to the OOG-TK Libra GmbH & Co KG (or Libra Joint Venture), a 50/50 joint venture with OOG. The vessel is committed to a new FPSO unit conversion for the Libra field located in the Santos Basin offshore Brazil. The conversion project will be completed at Sembcorp Marine’s Jurong Shipyard in Singapore and the FPSO unit is scheduled to commence operations in early-2017 under a 12-year fixed-rate contract with Petrobras (see Note 16b).

In July 2014, Teekay LNG, through a new 50/50 joint venture, the Yamal LNG Joint Venture, ordered six internationally-flagged icebreaker LNG carriers for the Yamal LNG Project. The Yamal LNG Project is a joint venture between Russia-based Novatek OAO (60%), France-based Total S.A. (20%) and China-based CNPC (20%), and will consist of three LNG trains with a total expected capacity of 16.5 million metric tons of LNG per annum and is currently scheduled to start-up in early-2018 (see Note 3e).

In June 2014, Teekay LNG acquired from BG its ownership interests in four 174,000-cubic meter Tri-Fuel Diesel Electric LNG carrier newbuildings, which will be constructed by Hudong-Zhonghua Shipbuilding (Group) Co., Ltd. in China for an estimated total fully built-up cost to the joint venture of approximately $1.0 billion. The vessels, upon delivery, which are scheduled between September 2017 and January 2019, will each operate under 20-year fixed-rate time-charter contracts, plus extension options, with Methane Services Limited, a wholly-owned subsidiary of BG (see Note 3f).

In January 2014, Teekay and Teekay Tankers formed TIL, which seeks to opportunistically acquire, operate and sell modern second-hand tankers to benefit from an expected recovery in the current cyclical low of the tanker market. Teekay and Teekay Tankers in the aggregate purchased 5.0 million shares of common stock, representing an initial 20% interest in TIL, as part of a $250 million private placement by TIL, which represents a total investment by Teekay and Teekay Tankers of $50.0 million. In October 2014, Teekay Tankers acquired an additional 0.9 million common shares in TIL, representing 2.43% of the then outstanding share capital of TIL. In October 2014, TIL authorized a share repurchase program for up to $30 million and in September 2015, TIL authorized an increase in its share repurchase program to $60 million. As of December 31, 2015, TIL has repurchased $55.8 million at an average price of NOK 93.97 per share. The Company’s combined interests of Teekay and Teekay Tankers in TIL were 17.62% as at December 31, 2015. (see Note 3h).

In June 2013, Teekay Offshore completed the acquisition from Teekay of its 50% interest in a FPSO unit, the Cidade de Itajai (or Itajai). The Itajai FPSO has been operating on the Baúna and Piracaba (previously named Tiro and Sidon) fields in the Santos Basin offshore Brazil since February 2013 under a nine-year fixed-rate time-charter contract, plus extension options, with Petrobras. The remaining 50% interest in the Itajai FPSO unit is owned by OOG.

In February 2013, Teekay LNG entered into a joint venture agreement with Exmar to own and charter-in LPG carriers with a primary focus on the mid-size gas carrier segment. Exmar LPG BVBA (or the Exmar LPG Joint Venture), took economic effect as of November 1, 2012 and, as of December 31, 2015, its fleet included 20 owned LPG carriers (including seven newbuilding carriers scheduled for delivery between 2015 and 2018) and two chartered-in LPG carriers. For Teekay LNG’s 50% ownership interest in the joint venture, including newbuilding payments made prior to the November 1, 2012 economic effective date of the joint venture, Teekay LNG invested $133.1 million in exchange for equity and a shareholder loan and assumed approximately $108 million of its pro rata share of existing debt and lease obligations as of the economic effective date. These debt and lease obligations are secured by certain vessels in the Exmar LPG Joint Venture fleet. The excess of the book value of net assets acquired over Teekay LNG’s investment in the Exmar LPG Joint Venture, which amounted to approximately $6.0 million, has been accounted for as an adjustment to the value of the vessels, charter agreements and lease obligations of the Exmar LPG Joint Venture and recognition of goodwill, in accordance with the final purchase price allocation. Control of the Exmar LPG Joint Venture is shared equally between Exmar and Teekay LNG. Teekay LNG accounts for its investment in the Exmar LPG Joint Venture using the equity method.

Teekay LNG has a 52% ownership interest in the joint venture between Marubeni Corporation and Teekay LNG (or the Teekay LNG-Marubeni Joint Venture), which owns six LNG carriers. Since control of the Teekay LNG-Marubeni Joint Venture is shared jointly between Marubeni and Teekay LNG, Teekay LNG accounts for its investment in the Teekay LNG-Marubeni Joint Venture using the equity method.

Teekay LNG has a 33% ownership interest in four newbuilding 160,400-cubic meter LNG carriers (or the Angola LNG Carriers). The Angola LNG Carriers are chartered at fixed rates to the Angola LNG Project. The High-Q Joint Venture is a joint venture arrangement between Teekay Tankers and Wah Kwong Maritime Transport Holdings Limited (or Wah Kwong) whereby Teekay Tankers holds a 50% interest. SkaugenPetrotrans Joint Venture is a joint venture arrangement between Teekay and I.M. Skaugen Marine Services Pte Ltd. whereby Teekay holds a 50% interest. Teekay has a joint venture interest of 49% in Remora AS, a Norway-based offshore marine technology company from which Teekay Offshore acquired a 2010-built HiLoad DP unit. The RasGas 3 Joint Venture is a joint venture arrangement between Teekay LNG and QGTC Nakilat (1643-6) Holdings Corporation whereby Teekay LNG holds a 40% interest. The RasGas 3 Joint Venture owns four LNG carriers and related long-term fixed-rate time charters to service the expansion of a LNG project in Qatar. Teekay LNG has ownership interests ranging from 49% to 50% in its joint ventures with Exmar (or the Exmar LNG Joint Venture) which owns two LNG carriers that are chartered out under long term contracts.

In November 2011, Teekay acquired a 40% interest in a recapitalized Sevan for approximately $25 million. Sevan owns (i) two partially-completed hulls available for upgrade to FPSOs or other offshore projects; (ii) a licensing agreement with ENI SpA; (iii) an engineering and offshore project development business; and (iv) intellectual property rights, including offshore unit design patents. As of December 31, 2015, the aggregate value of the Company’s 43% interest (43% interest —December 31, 2014) in Sevan, based on the quoted market price of Sevan’s common stock on the Oslo Stock Exchange, was $44.9 million ($61.4 million – December 31, 2014).

A condensed summary of the Company’s investments in equity-accounted investees by segment are as follows (in thousands of U.S. dollars, except percentages):

		As at December 31,
Investments in Equity-accounted Investees (1)	Ownership Percentage	2015 $	2014 $
Teekay Offshore - Offshore Production
Libra Joint Venture	50%	17,952	413
Itajai	50%	59,692	59,764
Teekay LNG - Liquefied Gas
Angola LNG Carriers	33%	56,203	47,863
BG (note 3f)	20% - 30%	25,574	20,704
Exmar LNG Joint Venture	50%	77,844	99,541
Exmar LPG Joint Venture	50%	163,730	209,367
RasGas3 Joint Venture	40%	160,684	145,764
Teekay LNG - Marubeni Joint Venture	52%	283,589	274,431
Yamal LNG Joint Venture (note 3e)	50%	100,084	96,791
Teekay Tanker - Conventional Tankers
TIL (note 3h)	10%	44,195	36,907
High-Q Joint Venture	50%	21,166	18,948
Teekay Parent - Offshore Production
Sevan	43%	22,581	34,985
Itajai		—	12,781
Teekay Parent - Conventional Tankers
TIL (note 3h)	7%	34,224	29,043
Other	50%	16,072	32,791

		1,083,590	1,120,093

(1)

Investments in equity-accounted investees is presented under current portion of loans to equity-accounted investees, loans to equity-accounted investees, equity-accounted investments and accrued liabilities in the Company’s consolidated balance sheets.

A condensed summary of the Company’s financial information for equity-accounted investments (16% to 52% owned) shown on a 100% basis are as follows:

	As at December 31,
	2015	2014(1)
Cash and restricted cash	386,727	434,833
Other assets- current	162,414	249,882
Vessels and equipment	3,936,718	3,329,796
Net investment in direct financing leases	1,813,991	1,850,279
Other assets - non-current	80,987	132,849

Current portion of long-term debt and obligations under capital lease	345,336	521,148
Other liabilities - current and obligations under capital lease	162,076	217,180
Long-term debt and obligations under capital lease	3,459,187	2,906,560
Other liabilities - non-current	447,947	459,907

	Year ended December 31,
	2015	2014(1)	2013(2)
Revenues	985,318	998,655	940,156
Income from vessel operations	433,023	454,135	328,430
Realized and unrealized (loss) gain on derivative instruments	(38,955)	(58,884)	16,334
Net income	275,259	300,837	288,550

Certain of the comparative figures have been adjusted to conform to the presentation adopted in the current year.

(1)	The results included for TIL are from the date of incorporation in January 2014.
(2)	The results included for the Exmar LPG BVBA are from the date of acquisition in February 2013.

For the year ended December 31, 2015, the Company recorded equity income of $102.9 million (2014 – $128.1 million and 2013 - $136.5 million). The income was primarily comprised of the Company’s share of net income (loss) from the Teekay LNG-Marubeni Joint Venture, Angola LNG Project, the RasGas 3 Joint Venture, Sevan, Exmar LNG Joint Venture, Exmar LPG BVBA, and from the interest in the Itajai. For the year ended December 31, 2015, $5.9 million of the equity gain related to the Company’s share of unrealized gain (loss) on interest rate swaps associated with these projects (2014 – $1.1 million and 2013 - $31.2 million).